Derivative Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value
Derivative instruments long-term liabilities.	$ 0	$ 0
Derivative instruments short-term liabilities.	0	467
Total Derivative Liabilities	0	467
Derivatives designated as hedging instruments - effective hedges
Derivatives Fair Value
Derivative instruments long-term liabilities.	0	0
Derivative instruments short-term liabilities.	0	100
Total derivatives not designated as hedging instruments - ineffective hedges
Derivatives Fair Value
Derivative instruments short-term liabilities.	$ 0	$ 367